VESSELS (Table)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	305,581	(42,834)	262,747
Purchase of vessels	24,085	—
Value of share consideration paid in connection with purchase of vessel	38,874	—
Transfer from newbuildings	546,520	—
Depreciation	—	(19,561)
Balance at December 31, 2014	915,060	(62,395)	852,665
Additions	24	—
Disposals	(382,855)	3,391
Transfer from newbuildings	574,523	—
Acquired as a result of the Merger	632,997	—
Impairment loss	(199,190)	58,228
Depreciation	—	(51,578)
Balance at December 31, 2015	1,540,559	(52,354)	1,488,205
Transfer from newbuildings	425,393	—
Additions	194	—
Disposals	(92,351)	—
Depreciation	—	(62,502)
Balance at December 31, 2016	1,873,795	(114,856)	1,758,939